UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: June 30, 2007
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Caymus Capital Partners, L.P.
Address:  16800 Greenspoint Park Drive, Suite 99S
          Houston, Texas 177060

13F File Number:  028-11693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Caymus Capital Partners, L.P.
Title:  Managing Partner
Phone:  281-744-2054
Signature, Place and Date of Signing:

      Gregg Jacobson, Houston, TX    August 15, 2007


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       23

Form 13F Information Table Value Total:      605


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A


                                                    FORM 13F INFORMATION TABLE
                                                          VALUE         SHARES/ SH/   PUT/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS       CUSIP       (x$1000)     PRN AMT/   PRN   CALL   DSCRETN    MANAGERS SOLE SHARED NONE
----------------   --------------------    --------      ---------  --------- ------ -----   --------   ----------------------------
Anadarko Petroleum Corp      COM           03251107         8        162251      SH            Sole              162251
Arena Resources Inc          COM          040049108         3         63700      SH            Sole               63700
ATP Oil & Gas Corp.          COM          00208J108        12        262639      SH            Sole              262639
Bill Barrett Corp            COM          06846N104         7        194000      SH            Sole              194000
Chesapeake Energy Corp       COM          165167107         7        215500      SH            Sole              215500
ConocoPhillips               COM          20825C104         2         35889      SH            Sole               35889
Comstock Resources Inc       COM          205768203         3        123600      SH            Sole              123600
Devon Energy Corp            COM          25179M103         2         28310      SH            Sole               28310
EOG Resources Inc            COM          26875P101         9        130203      SH            Sole              130203
Gastar Exploration, Ltd.     COM          367299104       250        121900      SH            Sole              121900
Hess Corporation             COM          42809H107        12        209500      SH            Sole              209500
Noble Energy Inc             COM          655044105        10        162500      SH            Sole              162500
Occidental Petroleum Corp    COM          674599105        14        244150      SH            Sole              244150
Petroleum Development Corp   COM          716578109         5        113200      SH            Sole              113200
St Mary Land & Exploration   COM          792228108         5        154700      SH            Sole              154700
Standard & Poors Dep. Rec.   COM          78462F103         6         40000      SH            Sole               40000
Suncor Energy, Inc.          COM          867229106         5         56300      SH            Sole               56300
Southwestern Energy Co       COM          845467109         3         70300      SH            Sole               70300
Ultra Petroleum Corp         COM          903914109         9        170300      SH            Sole              170300
Exco Resources Inc           COM          269279402         1         80600      SH            Sole               80600
Exxon Mobil Corp             COM          30231G102        11        140500      SH            Sole              140500
Petrobank Energy & Resources COM          71645P106         6        267000      SH            Sole              267000
Linn Energy LLC Oct 25      CALL          536020100       215           270      SH            Sole                 270